Schedule of capital management (Details) - Capital Management [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total loans and financing	R$ 11,900,030	R$ 9,976,966
Total leases	10,762,984	7,584,192
Cash and cash equivalents	(486,258)	(662,830)
Financial investments	(373,689)	(1,173,942)
Net indebtedness	R$ 21,803,067	R$ 15,724,386